Share Capital Authorized and Issued - Common Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Common shares repurchased (in shares)	1,835,063	4,279,983	8,758,179	6,570,003
Cost of shares repurchased, inclusive of commissions	$ 31.9	$ 66.8	$ 142.7	$ 105.5
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 17.40	$ 15.61	$ 16.30	$ 16.06